May 29, 2020

Vanguard Energy Fund

Supplement Dated January 26, 2021, to the Prospectus and Summary Prospectus Dated May 29, 2020

Shareholders of Vanguard Energy Fund (the Fund) have approved the Proposal to reclassify the diversification status of the Fund to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under "Principal Risks" in the Fund Summary section:

• Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

Prospectus Text Changes

In More on the Fund, the following is added under the "Market Exposure" section:

The Fund is subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

In More on the Fund, reference to "diversified" on page 11 in the first sentence of the fifth paragraph under the "Security Selection" section is deleted.

© 2021 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 051C 012021

Vanguard Health Care Fund

Supplement Dated January 26, 2021, to the Prospectus and Summary Prospectus Dated May 29, 2020

Shareholders of Vanguard Health Care Fund (the Fund) have approved the Proposal to reclassify the diversification status of the Fund to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under "Principal Risks" in the Fund Summary section:

• Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

Prospectus Text Changes

In More on the Fund, the following is added under the "Market Exposure" section:

The Fund is subject to nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

© 2021 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 052A 012021